Investment securities - Allowance for credit loss (Details 7)	Jun. 30, 2023
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Debt Securities, Available-for-sale, Unrealized Loss Position, Number of Positions	13